Deferred Policy Acquisition Costs and Value of Business Acquired - VOBA Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Insurance [Abstract]
2013	$ 113.1
2014	88.4
2015	80.7
2016	72.9
2017	$ 63.6